PIMCO Funds: Pacific Investment Management Series

Supplement dated September 17, 2002
to the
Institutional and Administrative Class Prospectus
Dated July 31, 2002

Disclosure relating to the Real Return Asset Fund

Effective October 1, 2002, the investment advisory fee for the Real Return Asset Fund will change from an annual rate of 0.50% to 0.40%, based upon the average daily net assets of the Fund.

Investors Should Retain This Supplement For Future Reference

PIMCO Funds: Pacific Investment Management Series

Supplement dated September 17, 2002
to the Real Return Prospectus
Dated July 31, 2002

Disclosure relating to the Real Return Asset Fund

Effective October 1, 2002, the investment advisory fee for the Real Return Asset Fund will change from an annual rate of 0.50% to 0.40%, based upon the average daily net assets of the Fund.

Investors Should Retain This Supplement For Future Reference